N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments March 28, 2013 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.3%)

Education (13.8%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$619,534
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 07/01/28	160,000	166,766
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 07/01/32	200,000	205,040
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	806,670
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	282,506
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	826,557
MT St Brd of Rgts Hgr Ed Rev Facs Impt–MT St Univ 5.000% 11/15/23	500,000	603,455
MT St Brd of Rgts Hgr Ed Rev Facs Impt–MT St Univ 5.000% 11/15/24	750,000	906,000
MT St Brd of Regt Higher Ed Rev Facs Impt–MT St Univ 5.000% 11/15/25	500,000	598,385
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,250,000	2,503,418
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,254,451
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/21	330,000	376,490
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/23	200,000	223,384
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/24	445,000	491,547
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.000% 11/15/25	500,000	546,985
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	154,573
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	426,173
		10,991,934
General Obligation (19.4%)
Billings MT G.O. 4.000% 07/01/24	290,000	320,421
Billings MT G.O. 4.000% 07/01/25	665,000	727,503
Billings MT G.O. 4.000% 07/01/26	300,000	325,884
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	801,697
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/26	665,000	703,404
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/27	765,000	801,039
*Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/29	1,400,000	1,447,474
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.250% 07/01/22	1,040,000	1,066,052
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.375% 07/01/23	630,000	641,523
Flathead Cnty MT Sch Dist #5 (Kalispell) GO 2.500% 07/01/25	1,380,000	1,390,419
Flathead Cnty MT Sch Dist #44 (Whitefish) G.O. 2.250% 07/01/23	585,000	594,302
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/26	125,000	128,014
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/32	185,000	182,582
Gallatin Cnty MT High Sch Dist No 7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	102,065
Gallatin Cty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/23	380,000	437,407
Gallatin Cty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/24	385,000	434,061
Gallatin Cty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/26	295,000	326,960
Gallatin Cty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/27	305,000	335,311
Gallatin Cty MT Sch Dist #7 Bozeman Sch Bldg 4.000% 06/01/28	440,000	479,824
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 2.625% 07/01/26	395,000	408,529
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	129,344
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.125% 07/01/30	150,000	156,152
Jefferson Cnty Sch Dist #27 (Montana City) GO 2.625% 07/01/26	450,000	457,358
Jefferson Cnty Sch Dist #27 (Montana City) GO 3.000% 07/01/29	320,000	326,080
Missoula Cnty MT LTGO Limited Tax-Ser B 3.000% 07/01/27	410,000	422,316
Missoula Cnty Mt K-12 Sch Dist 40 Frenchtown GO 2.750% 07/01/25	1,270,000	1,312,977
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,140
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	163,404
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	168,091
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	178,619
#Yellowstone County, MT School Dist #8 (Elder Grove) 2.125% 07/01/23	345,000	344,948
		15,463,900
Health Care (21.6%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	251,553
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	170,923
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	263,675
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	260,628
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	133,064
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	662,388
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	269,543
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,134,675
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,507,984
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	419,448
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	660,000	728,343
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,115,640
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	193,379
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,637,790
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	305,094
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	157,643
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	288,467
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	500,000	535,350
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	82,787
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,090,710
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	657,927
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	815,000	925,090
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	1,100,000	1,101,067
MT St Health Fac Auth Health Care Rev (Big Horn Hosp–Hardin) 5.100% 02/01/18	300,000	300,837
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,400,000	1,403,892
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,345,563
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	266,499
		17,209,959
Housing (6.8%)
MT Brd Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	60,000	60,638
MT Brd Hsg Single Family Program 5.050% 12/01/24	105,000	111,084
MT Brd Hsg Single Family Program 5.300% 12/01/29	460,000	483,202
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,245,000	1,307,412
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	585,000	628,419
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	800,000	831,872
MT St Brd Hsg Single Family Program 3.600% 12/01/30	750,000	753,315
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	250,000	253,637
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	250,000	251,212
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	650,000	656,922
MT Brd Hsg Single Family Mtg Ser C2 4.850% 12/01/26	100,000	101,053
		5,438,766
Other Revenue (15.6%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	285,597
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	265,572
Billings, MT COPS-Ref 3.000% 09/01/19	400,000	430,460
Billings, MT COPS-Ref 3.000% 09/01/20	435,000	464,188
Billings, MT COPS-Ref 3.000% 09/01/21	150,000	158,547
Billings, MT COPS-Ref 3.000% 09/01/22	195,000	204,034
Billings, MT COPS-Ref 3.000% 09/01/23	210,000	216,663
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	322,545
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	67,795
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	73,035
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	72,865
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	411,949
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	429,681
#Billings MT Tax Increment Urban Renewal Ref 4.375% 07/01/29	250,000	250,370
#Billings MT Tax Increment Urban Renewal Ref 5.000% 07/01/33	900,000	921,744
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	210,834
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	651,732
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	636,546
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,062,810
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	310,365
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	300,029
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	191,963
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	134,029
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	505,621
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	305,999
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	231,295
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,418
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	560,000	560,067
MT Health Facs Auth (Boyd Andrew Prj) Pre Release Ctr 6.300% 10/01/20	795,000	795,040
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	800,000	869,992
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	750,000	797,032
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	106,583
		12,395,400
Transportation (13.0%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	880,560
Billings MT Arpt Rev 4.750% 07/01/19	350,000	390,523
Billings MT Arpt Rev 5.000% 07/01/20	235,000	265,118
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	826,572
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,064,410
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	212,602
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	221,576
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	103,437
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	108,323
Missoula MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	409,941
Missoula MT Spl Impt Dists No 548 4.000% 07/01/19	190,000	207,508
Missoula MT Spl Impt Dists No 548 4.625% 07/01/23	240,000	262,373
Missoula MT Spl Impt Dists No 548 5.250% 07/01/27	240,000	265,313
Missoula MT Spl Impt Dists No 548 5.500% 07/01/31	235,000	260,389
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	398,751
MT St Dept of Transportation Rev Ref 5.000% 06/01/20	1,575,000	1,925,595
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	211,797
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	295,000	315,921
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	587,770
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/29	370,000	373,718
PR Comwlth Hwy & Transn Auth Transn Rev 5.000% 07/01/26	300,000	300,180
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/23	750,000	793,567
		10,385,944
Utilities (4.1%)
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,955,142
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	396,400
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	102,967
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	760,960
		3,215,469

TOTAL MUNICIPAL BONDS (COST: $72,187,926)		$75,101,372

SHORT-TERM SECURITIES (6.7%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $5,296,061)	5,296,061	$5,296,061

TOTAL INVESTMENTS IN SECURITIES (COST: $77,483,987) (101.0%)		$80,397,433
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(762,742)

NET ASSETS (100.0%)		$79,634,691

^	Variable rate security; rate shown represents rate as of March 28, 2013.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

#	When-issued purchase as of March 28, 2013.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments March 28, 2013 (unaudited)
	Principal Amount	Fair Value
MUNICIPAL BONDS (95.6%)

Education (11.1%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$263,287
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	270,960
Fargo ND Univ Facs Revenue Ref-NDSU Dev Fndtn Proj 3.000% 12/01/21	420,000	442,797
ND St Brd Higher Ed Rev Hsg & Aux–BSC 3.000% 05/01/20	205,000	219,967
ND St Brd Higher Ed Rev Hsg & Aux–BSC 3.000% 05/01/24	175,000	178,442
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	181,822
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	128,801
ND St Brd Higher Ed Rev Hsg & Aux–BSC 4.750% 05/01/19	100,000	102,349
ND St Brd Higher Ed Rev Hsg & Aux–BSC 5.350% 05/01/30	500,000	505,035
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	272,292
ND St Brd Higher Ed 5.000% 04/01/25	160,000	178,675
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	159,449
Univ of ND Revenues 5.000% 04/01/24	250,000	293,938
		3,197,814
General Obligation (16.8%)
Fargo ND Ref & Impt-Ser C 3.000% 05/01/25	710,000	735,127
Fargo ND Ref & Impt-Ser C 4.000% 05/01/32	250,000	267,218
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	1,000,000	1,122,270
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	266,318
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	219,394
Grand Forks ND Pub Bldg 4.625% 12/01/26	450,000	487,975
Minot ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	227,782
Minot ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	285,145
West Fargo Ref & Improvement GO -Ser A 3.000% 05/01/26	665,000	676,444
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	558,790
		4,846,463
Health Care (17.5%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	350,844
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	262,338
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	126,841
Fargo ND Health Sys 5.500% 11/01/20	500,000	595,515
Fargo ND Health Sys 6.000% 11/01/28	500,000	590,600
Grand Forks ND Hlth Care Sys Revenue Altru Hlth Sys 5.000% 12/01/22	500,000	574,285
Grand Forks ND Hlth Sys Revenue Altru Hlth Sys 4.000% 12/01/27	600,000	612,000
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	327,555
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	165,670
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	413,432
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	520,235
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	510,320
		5,049,635
Housing (8.4%)
ND St Hsg Fin Agy Rev Home Mtg Fin Prog Ser B 3.650% 01/01/20	100,000	103,323
ND St Hsg Fin Agy 4.450% 01/01/25	875,000	940,931
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	442,196
ND (HFA) Hsg Fin Rev 5.200% 07/01/22	345,000	354,494
ND Hsg Fin Agy 5.150% 07/01/23	140,000	146,311
ND St Hsg Fin Agy 2.900% 07/01/20	300,000	300,654
ND St Hsg Fin Agy 3.050% 07/01/21	150,000	150,519
		2,438,428
Other Revenue (26.7%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,030
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	210,026
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	108,329
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	161,339
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	247,894
ND Pub Fin Auth St Revolving Fund 5.500% 10/01/27	250,000	291,368
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	228,410
ND St Pub Fin Auth St Revolving FD Prog Ser A 3.125% 10/01/23	200,000	214,186
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	340,000	408,796
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/22	500,000	612,375
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	199,871
ND St Pub Fin Auth 3.000% 06/01/21	205,000	216,572
ND St Pub Fin Auth 3.000% 06/01/22	140,000	147,904
ND St Pub Fin Auth 3.000% 06/01/20	725,000	786,495
ND St Pub Fin Auth 4.000% 06/01/25	300,000	334,077
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,052,650
PR Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	137,711
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	203,340
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	400,000	434,996
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	150,000	159,406
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	102,587
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,677
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	252,258
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	1,000,000	1,064,550
		7,700,847
Transportation (4.4%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	390,299
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	555,655
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	290,000	310,566
		1,256,520
Utilities (10.7%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	514,225
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	950,000	1,035,358
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	530,580
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	600,000	608,310
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/26	250,000	252,513
South Central Regl Wtr Dist Util Sys Rev Ref–Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	161,020
		3,102,006

TOTAL MUNICPAL BONDS (COST: $26,443,719)		$27,591,713

SHORT-TERM SECURITIES (0.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $239,473)	239,473	$239,473

TOTAL INVESTMENTS IN SECURITIES (COST: $26,683,192) (96.4%)		$27,831,186
OTHER ASSETS LESS LIABILITIES (3.6%)		1,028,142

NET ASSETS (100.0%)		$28,859,328

^	Variable rate security; rate shown represents rate as of March 28, 2013.

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At March 28, 2013, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$77,483,987	$26,683,192
Unrealized appreciation	$3,128,734	$1,203,556
Unrealized depreciation	($215,288)	($55,562)
Net unrealized appreciation (depreciation)*	$2,913,446	$1,147,994

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 28, 2013:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$5,296,061	$0	$0	$5,296,061
Municipal Bonds	0	75,101,372	0	75,101,372
Total	$5,296,061	$75,101,372	$0	$80,397,433

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$239,473	$0	$0	$239,473
Municipal Bonds	0	27,591,713	0	27,591,713
Total	$239,473	$27,591,713	$0	$27,831,186

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 22, 2013

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 22, 2013